Balanced Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (65.1%)
Communication Services (6.4%)
Verizon Communications Inc.	1,229,713	72,713
* Alphabet Inc. Class A	47,732	56,175
Comcast Corp. Class A	1,191,794	47,648
AT&T Inc.	328,534	10,303
		186,839
Consumer Discretionary (3.3%)
Home Depot Inc.	107,605	20,648
Lowe's Cos. Inc.	183,081	20,042
Hilton Worldwide Holdings Inc.	228,210	18,967
TJX Cos. Inc.	331,203	17,623
* Alibaba Group Holding Ltd. ADR	48,325	8,817
eBay Inc.	182,754	6,788
Ross Stores Inc.	42,945	3,998
		96,883
Consumer Staples (4.3%)
PepsiCo Inc.	229,625	28,140
Unilever NV	368,507	21,485
Nestle SA	187,706	17,898
Sysco Corp.	258,785	17,276
Diageo plc	385,318	15,768
Walmart Inc.	128,371	12,520
Coca-Cola Co.	260,314	12,198
Philip Morris International Inc.	25,224	2,230
		127,515
Energy (5.6%)
Chevron Corp.	439,315	54,115
TOTAL SA	366,053	20,371
Exxon Mobil Corp.	251,104	20,289
Suncor Energy Inc.	550,365	17,837
ConocoPhillips	232,452	15,514
BP plc	1,868,405	13,567
Halliburton Co.	422,718	12,386
Hess Corp.	189,680	11,424
		165,503
Financials (13.7%)
JPMorgan Chase & Co.	627,267	63,498
Bank of America Corp.	2,218,240	61,201
Chubb Ltd.	304,928	42,714
Prudential Financial Inc.	386,529	35,514
PNC Financial Services Group Inc.	199,483	24,469
Intercontinental Exchange Inc.	293,460	22,344
Northern Trust Corp.	201,607	18,227
BlackRock Inc.	40,943	17,498
American International Group Inc.	389,002	16,751
Marsh & McLennan Cos. Inc.	144,786	13,595
Mitsubishi UFJ Financial Group Inc.	2,734,010	13,522
Hartford Financial Services Group Inc.	247,843	12,323

^ Bank of Nova Scotia	230,336	12,272
Citigroup Inc.	159,054	9,896
Progressive Corp.	123,215	8,883
BNP Paribas SA	161,539	7,687
UBS Group AG	494,873	5,993
ING Groep NV	489,581	5,933
Tokio Marine Holdings Inc.	110,665	5,361
Charles Schwab Corp.	81,353	3,479
* Brighthouse Financial Inc.	25,311	919
		402,079
Health Care (9.4%)
Pfizer Inc.	760,273	32,289
Merck & Co. Inc.	387,238	32,207
AstraZeneca plc ADR	794,917	32,139
Medtronic plc	338,859	30,863
Bristol-Myers Squibb Co.	626,877	29,908
UnitedHealth Group Inc.	109,218	27,005
Novartis AG	273,066	26,247
Eli Lilly & Co.	148,669	19,291
Abbott Laboratories	219,181	17,521
CVS Health Corp.	306,620	16,536
Koninklijke Philips NV	284,336	11,618
		275,624
Industrials (7.1%)
United Technologies Corp.	203,127	26,181
United Parcel Service Inc. Class B	209,575	23,418
Union Pacific Corp.	137,126	22,927
Deere & Co.	139,418	22,285
Lockheed Martin Corp.	69,673	20,913
Schneider Electric SE	240,160	18,850
General Dynamics Corp.	85,741	14,514
Vinci SA	142,530	13,868
Johnson Controls International plc	353,235	13,049
Assa Abloy AB Class B	423,672	9,144
Eaton Corp. plc	79,375	6,394
Raytheon Co.	31,391	5,716
BAE Systems plc	663,125	4,168
Canadian National Railway Co. (New York Shares)	41,806	3,741
Canadian National Railway Co. (Toronto Shares)	17,100	1,531
		206,699
Information Technology (8.2%)
Microsoft Corp.	734,387	86,614
Intel Corp.	688,351	36,964
Cisco Systems Inc.	556,051	30,021
Apple Inc.	134,377	25,525
HP Inc.	849,719	16,510
Accenture plc Class A	86,261	15,184
International Business Machines Corp.	80,964	11,424
Samsung Electronics Co. Ltd. GDR	9,108	8,953
Texas Instruments Inc.	38,228	4,055
QUALCOMM Inc.	65,792	3,752
		239,002
Materials (2.1%)
DowDuPont Inc.	395,983	21,110
International Paper Co.	406,176	18,793
PPG Industries Inc.	114,512	12,925

	LyondellBasell Industries NV Class A			107,813	9,065
					61,893
Real Estate (1.9%)
	American Tower Corp.			158,620	31,258
	Simon Property Group Inc.			130,437	23,767
					55,025
Utilities (3.1%)
	NextEra Energy Inc.			160,565	31,040
	Dominion Energy Inc.			363,239	27,846
	Exelon Corp.			444,197	22,268
*	Iberdrola SA			1,147,017	10,070
					91,224
Total Common Stocks (Cost $1,470,386)					1,908,286

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (6.6%)
U.S. Government Securities (5.0%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	7/15/28	4,690	4,810
	United States Treasury Note/Bond	1.375%	2/29/20	2,130	2,110
	United States Treasury Note/Bond	2.250%	2/29/20	6,100	6,092
	United States Treasury Note/Bond	2.250%	3/31/20	6,000	5,991
	United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,813
	United States Treasury Note/Bond	1.500%	8/15/20	4,250	4,200
	United States Treasury Note/Bond	2.875%	10/31/20	5,645	5,692
	United States Treasury Note/Bond	2.500%	1/31/21	515	517
	United States Treasury Note/Bond	1.250%	3/31/21	3,000	2,941
	United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,434
	United States Treasury Note/Bond	2.875%	11/15/21	12,000	12,191
	United States Treasury Note/Bond	2.125%	12/31/22	7,700	7,672
1	United States Treasury Note/Bond	2.500%	3/31/23	20,815	21,033
	United States Treasury Note/Bond	2.625%	6/30/23	7,300	7,417
	United States Treasury Note/Bond	2.750%	7/31/23	3,300	3,371
	United States Treasury Note/Bond	2.875%	10/31/23	5,600	5,756
	United States Treasury Note/Bond	2.625%	12/31/23	8,300	8,445
	United States Treasury Note/Bond	3.125%	11/15/28	4,815	5,113
	United States Treasury Note/Bond	2.625%	2/15/29	8,450	8,615
	United States Treasury Note/Bond	2.875%	5/15/43	6,738	6,857
	United States Treasury Note/Bond	3.375%	5/15/44	2,935	3,251
	United States Treasury Note/Bond	3.125%	8/15/44	1,740	1,848
	United States Treasury Note/Bond	2.500%	2/15/45	2,060	1,948
	United States Treasury Note/Bond	2.250%	8/15/46	3,068	2,742
	United States Treasury Note/Bond	2.750%	8/15/47	3,855	3,809
	United States Treasury Note/Bond	3.000%	8/15/48	1,345	1,395
	United States Treasury Note/Bond	3.000%	2/15/49	70	73
	United States Treasury Strip Principal	0.000%	5/15/47	4,910	2,201
	United States Treasury Strip Principal	0.000%	8/15/47	6,835	3,031
					145,368
Conventional Mortgage-Backed Securities (1.1%)
2,3,4Fannie Mae Pool		3.000%	4/1/34	1,700	1,715
2,4	Fannie Mae Pool	3.500%	12/1/47–1/1/58	17,148	17,375
2,4	Fannie Mae Pool	4.000%	8/1/48–4/1/49	8,603	8,850
2,4	Freddie Mac Gold Pool	4.000%	9/1/41–12/1/48	4,537	4,668

2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	78	87
2	Ginnie Mae I Pool	8.000%	9/15/30	47	49
					32,744
Nonconventional Mortgage-Backed Securities (0.5%)
§,2,4 Fannie Mae REMICS		3.500%	4/25/31–11/25/57	10,688	10,892
2,4	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	450	464
2,4	Freddie Mac REMICS	3.500%	3/15/31	140	144
2,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,458	2,566
					14,066
Total U.S. Government and Agency Obligations (Cost $189,025)					192,178
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
2,5	American Express Credit Account Master
	Trust	2.950%	3/15/23	1,720	1,725
2,5	American Tower Trust I	3.070%	3/15/23	1,100	1,101
2	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	360	357
2,5	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	330	331
2,5,6 Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	3.963%	4/17/26	652	653
2,5,6 Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	3.877%	1/15/31	250	247
2,5,6 Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	3.871%	4/25/26	820	821
5	Bank of Montreal	2.500%	1/11/22	1,700	1,694
2	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	295	298
2,5	Canadian Pacer Auto Receivables Trust
	2018-2	2.547%	10/21/19	7	7
2,5	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.000%	6/21/21	271	272
2,5	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.270%	12/19/22	140	142
2,5,6 CARDS II Trust, 1M USD LIBOR + 0.370%		2.854%	4/18/22	495	495
2	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	1,005	1,008
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	585	596
2,5,6 Cent CLO, 3M USD LIBOR + 1.150%		3.640%	10/25/28	550	550
2,5	Chesapeake Funding II LLC	3.390%	1/15/31	905	911
2,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	161	160
2,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	1,095	1,099
2,5	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	625	625
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	486
§,2,5 DB Master Finance LLC		3.787%	5/20/49	455	455
§,2,5 DB Master Finance LLC		4.021%	5/20/49	405	405
5	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,310
2,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	270	271
2,5	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	89	89
2,5	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	766	765
2,5	Enterprise Fleet Financing LLC Series 2018-
	3	3.380%	5/20/24	540	545
2,5	Enterprise Fleet Financing LLC Series 2019-
	1	2.980%	10/22/24	745	745
2,5	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	192	192
2,5	Golden Credit Card Trust	1.980%	4/15/22	545	540
2,5	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	485	484

2,5	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	376	376
2,5,6 Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	4.021%	7/20/26	722	723
2,5,6 Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	3.711%	4/19/30	930	923
2,5	MAPS Ltd.	4.458%	3/15/44	250	253
2,5,6 Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.977%	7/21/24	1,000	996
2,5,6 Mercedes-Benz Master Owner Trust 2016-B,
	1M USD LIBOR + 0.700%	3.184%	5/17/21	370	370
2	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	460	464
2,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	1,000	1,011
2,5	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	561	559
2,5	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	80	80
2,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	273	271
2,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	1,000	1,009
2	Santander Drive Auto Receivables Trust
	2018-5	2.970%	7/15/21	970	970
2	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	220	221
2,5	Securitized Term Auto Receivables Trust
	2018-2	3.060%	2/25/21	478	479
2,5	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	550	555
2,5,6 Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	3.893%	7/17/26	542	543
2,5	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	700	696
2,5	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	332	332
2,5	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	743	747
2,5	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	913	916
2,5	Springleaf Funding Trust	3.160%	11/15/24	173	172
2,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	592
2,5,6 Symphony CLO XIV Ltd., 3M USD LIBOR +
	1.280%	4.077%	7/14/26	1,054	1,054
2,5,6 Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	3.921%	10/20/26	498	498
5	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,091
2,5	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	50	49
2,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	1,250	1,256
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	212
2,5	Vantage Data Centers Issuer LLC 2018-1A	4.072%	2/16/43	485	489
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	585	593
2,5,6 Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	3.770%	4/18/31	515	507
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $39,318)					39,386
Corporate Bonds (21.6%)
Finance (8.7%)
	Banking (7.2%)
5	ABN AMRO Bank NV	2.450%	6/4/20	623	621
	American Express Credit Corp.	2.250%	8/15/19	800	799
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,507
	Banco Santander SA	3.125%	2/23/23	800	787
	Banco Santander SA	3.848%	4/12/23	400	403

Bank of America Corp.	3.300%	1/11/23	120	122
2 Bank of America Corp.	2.816%	7/21/23	1,645	1,633
Bank of America Corp.	3.004%	12/20/23	3,408	3,393
Bank of America Corp.	4.000%	1/22/25	875	894
2 Bank of America Corp.	3.593%	7/21/28	1,025	1,022
Bank of America Corp.	3.419%	12/20/28	512	501
2 Bank of America Corp.	4.271%	7/23/29	4,780	4,973
2 Bank of America Corp.	3.974%	2/7/30	1,895	1,931
Bank of America Corp.	5.875%	2/7/42	260	324
Bank of America Corp.	5.000%	1/21/44	1,000	1,128
2 Bank of America Corp.	4.330%	3/15/50	2,235	2,292
Bank of Montreal	3.100%	4/13/21	1,290	1,301
Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,572
Bank of New York Mellon Corp.	2.200%	8/16/23	460	447
Bank of New York Mellon Corp.	3.000%	2/24/25	720	719
6 Bank of New York Mellon Corp., 3M USD
LIBOR + 1.050%	3.800%	10/30/23	1,145	1,157
Bank of Nova Scotia	2.800%	7/21/21	750	751
5 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,196
Barclays Bank plc	5.140%	10/14/20	160	164
6 Barclays plc, 3M USD LIBOR + 1.380%	4.063%	5/16/24	1,005	977
BB&T Corp.	3.200%	9/3/21	665	671
BB&T Corp.	2.750%	4/1/22	1,700	1,701
BB&T Corp.	3.700%	6/5/25	1,385	1,436
5 BNP Paribas SA	2.950%	5/23/22	200	199
BNP Paribas SA	3.250%	3/3/23	190	193
5 BNP Paribas SA	3.800%	1/10/24	1,170	1,177
5 BNP Paribas SA	3.375%	1/9/25	1,775	1,733
5 BNP Paribas SA	3.500%	11/16/27	2,250	2,173
5 BNP Paribas SA	4.400%	8/14/28	1,645	1,694
BPCE SA	2.500%	7/15/19	1,400	1,397
5 BPCE SA	5.700%	10/22/23	270	288
BPCE SA	4.000%	4/15/24	775	801
5 BPCE SA	5.150%	7/21/24	1,260	1,316
5 BPCE SA	3.500%	10/23/27	1,780	1,726
Branch Banking & Trust Co.	2.625%	1/15/22	1,250	1,250
6 Canadian Imperial Bank of Commerce, 3M
USD LIBOR + 0.720%	3.335%	6/16/22	1,565	1,568
Capital One Financial Corp.	2.500%	5/12/20	500	498
Capital One Financial Corp.	4.750%	7/15/21	400	419
Capital One Financial Corp.	3.750%	4/24/24	1,305	1,327
Capital One Financial Corp.	3.200%	2/5/25	760	746
Citibank NA	3.050%	5/1/20	1,850	1,858
Citigroup Inc.	2.550%	4/8/19	1,800	1,800
Citigroup Inc.	2.500%	7/29/19	965	964
Citigroup Inc.	2.400%	2/18/20	800	797
Citigroup Inc.	4.500%	1/14/22	1,975	2,061
2 Citigroup Inc.	3.520%	10/27/28	1,975	1,943
Citigroup Inc.	6.625%	6/15/32	2,000	2,469
2 Citigroup Inc.	3.878%	1/24/39	1,025	997
Citigroup Inc.	8.125%	7/15/39	101	151
Citigroup Inc.	4.750%	5/18/46	420	435
Commonwealth Bank of Australia	2.300%	3/12/20	655	653
Compass Bank	2.750%	9/29/19	375	375
5 Credit Agricole SA	2.500%	4/15/19	1,460	1,460
5 Credit Agricole SA	3.750%	4/24/23	1,160	1,170
5 Credit Agricole SA	3.250%	10/4/24	840	826

	Credit Suisse AG	2.300%	5/28/19	2,845	2,844
	Credit Suisse AG	3.000%	10/29/21	735	738
	Credit Suisse AG	3.625%	9/9/24	250	253
5	Credit Suisse Group AG	3.574%	1/9/23	550	551
2,5 Credit Suisse Group AG		4.207%	6/12/24	340	348
2,5 Credit Suisse Group AG		3.869%	1/12/29	305	299
5,6 Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	3.837%	6/12/24	690	685
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,355
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	3,470	3,492
5	Danske Bank A/S	2.000%	9/8/21	1,120	1,080
5	Danske Bank A/S	5.000%	1/12/22	610	625
5	Danske Bank A/S	3.875%	9/12/23	1,220	1,199
5	Danske Bank A/S	5.375%	1/12/24	795	829
	Deutsche Bank AG	2.700%	7/13/20	660	653
	Deutsche Bank AG	3.150%	1/22/21	1,425	1,404
	Deutsche Bank AG	4.250%	10/14/21	1,215	1,222
	Fifth Third Bank	2.875%	10/1/21	425	425
	Fifth Third Bank	3.850%	3/15/26	830	843
	Goldman Sachs Group Inc.	5.375%	3/15/20	405	414
	Goldman Sachs Group Inc.	2.600%	4/23/20	170	170
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	910
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	386
2	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,778
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,018
2	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,188
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,972
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	743
2	Goldman Sachs Group Inc.	3.691%	6/5/28	810	802
2	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,031
2	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,690
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,018
	Goldman Sachs Group Inc.	4.750%	10/21/45	680	722
5	HSBC Bank plc	4.750%	1/19/21	1,700	1,757
	HSBC Holdings plc	3.400%	3/8/21	1,535	1,550
	HSBC Holdings plc	4.000%	3/30/22	2,395	2,470
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,629
2	HSBC Holdings plc	4.041%	3/13/28	890	897
2	HSBC Holdings plc	4.583%	6/19/29	1,675	1,759
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,228
	HSBC Holdings plc	6.100%	1/14/42	375	484
	HSBC Holdings plc	5.250%	3/14/44	440	487
6	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	3.683%	5/18/24	730	724
	HSBC USA Inc.	2.350%	3/5/20	2,775	2,764
	HSBC USA Inc.	3.500%	6/23/24	620	628
	Huntington Bancshares Inc.	3.150%	3/14/21	800	803
	Huntington National Bank	2.200%	4/1/19	560	560
	Huntington National Bank	2.400%	4/1/20	1,160	1,156
	ING Groep NV	3.150%	3/29/22	365	365
	ING Groep NV	3.950%	3/29/27	2,695	2,704
	JPMorgan Chase & Co.	6.300%	4/23/19	465	466
	JPMorgan Chase & Co.	4.350%	8/15/21	1,862	1,928
	JPMorgan Chase & Co.	4.500%	1/24/22	495	517
	JPMorgan Chase & Co.	3.250%	9/23/22	970	985
	JPMorgan Chase & Co.	3.375%	5/1/23	875	883
	JPMorgan Chase & Co.	3.875%	2/1/24	800	833

	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,361
	JPMorgan Chase & Co.	4.125%	12/15/26	765	788
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,388
2	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,238
	JPMorgan Chase & Co.	5.400%	1/6/42	750	890
2	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	6,018
5	Macquarie Bank Ltd.	2.400%	1/21/20	330	329
2,5 Macquarie Group Ltd.		4.150%	3/27/24	1,375	1,399
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	492
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	683
	Morgan Stanley	5.625%	9/23/19	645	654
	Morgan Stanley	5.750%	1/25/21	1,740	1,830
	Morgan Stanley	2.500%	4/21/21	1,175	1,168
	Morgan Stanley	2.625%	11/17/21	800	795
	Morgan Stanley	2.750%	5/19/22	1,710	1,702
	Morgan Stanley	3.700%	10/23/24	750	765
	Morgan Stanley	3.125%	7/27/26	1,345	1,311
	Morgan Stanley	6.250%	8/9/26	3,000	3,480
	Morgan Stanley	3.625%	1/20/27	1,250	1,254
2	Morgan Stanley	3.772%	1/24/29	3,910	3,910
	Morgan Stanley	4.300%	1/27/45	850	863
	National City Corp.	6.875%	5/15/19	1,000	1,005
5	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,502
	PNC Bank NA	3.300%	10/30/24	460	467
	PNC Bank NA	2.950%	2/23/25	1,105	1,101
	PNC Bank NA	4.200%	11/1/25	255	269
	PNC Bank NA	3.100%	10/25/27	1,165	1,163
	PNC Bank NA	3.250%	1/22/28	1,675	1,691
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	596
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,201
	Santander Holdings USA Inc.	2.650%	4/17/20	580	578
	Santander Holdings USA Inc.	3.700%	3/28/22	915	925
	Santander Holdings USA Inc.	3.400%	1/18/23	605	604
5	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,594
5	Societe Generale SA	3.250%	1/12/22	1,515	1,508
2	State Street Corp.	2.653%	5/15/23	840	835
	SunTrust Bank	3.300%	5/15/26	340	338
	Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,028
	Synchrony Bank	3.650%	5/24/21	1,290	1,301
	Toronto-Dominion Bank	2.500%	12/14/20	985	981
5	UBS AG	2.200%	6/8/20	750	746
5	UBS AG	4.500%	6/26/48	680	762
5	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,160
5	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,236
	US Bancorp	2.625%	1/24/22	1,305	1,307
	US Bancorp	3.700%	1/30/24	1,560	1,624
	Wachovia Corp.	7.500%	4/15/35	1,000	1,305
	Wells Fargo & Co.	3.000%	1/22/21	505	507
	Wells Fargo & Co.	3.500%	3/8/22	640	653
	Wells Fargo & Co.	3.069%	1/24/23	195	195
	Wells Fargo & Co.	3.450%	2/13/23	735	745
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,269
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,604
	Wells Fargo & Co.	3.000%	2/19/25	890	882
	Wells Fargo & Co.	3.550%	9/29/25	860	878
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,016
	Wells Fargo & Co.	4.100%	6/3/26	340	347

	Wells Fargo & Co.	3.000%	10/23/26	170	166
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,624
	Wells Fargo & Co.	4.900%	11/17/45	515	553
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,175
	Westpac Banking Corp.	2.300%	5/26/20	630	628

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	312
	Charles Schwab Corp.	3.200%	3/2/27	545	546

	Insurance (1.2%)
	Aetna Inc.	2.800%	6/15/23	680	669
	American International Group Inc.	4.250%	3/15/29	1,040	1,051
	Anthem Inc.	3.300%	1/15/23	1,100	1,112
	Anthem Inc.	3.650%	12/1/27	750	749
	Anthem Inc.	4.101%	3/1/28	1,140	1,174
	Anthem Inc.	4.650%	8/15/44	426	441
	Anthem Inc.	4.375%	12/1/47	870	865
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,057
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	721
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	169
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	567
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	869
5	Cigna Corp.	4.375%	10/15/28	515	535
5	Cigna Corp.	4.800%	8/15/38	730	750
5	Cigna Corp.	4.900%	12/15/48	735	760
	Cigna Holding Co.	3.250%	4/15/25	880	872
5	Five Corners Funding Trust	4.419%	11/15/23	210	221
5	Liberty Mutual Group Inc.	4.250%	6/15/23	80	83
5	Liberty Mutual Group Inc.	4.569%	2/1/29	280	292
	Loews Corp.	2.625%	5/15/23	440	435
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	715
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	265	289
2,5 Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,319
	MetLife Inc.	3.600%	4/10/24	580	601
	MetLife Inc.	4.125%	8/13/42	145	146
	MetLife Inc.	4.875%	11/13/43	530	591
5	Metropolitan Life Global Funding I	3.450%	10/9/21	810	817
5	Metropolitan Life Global Funding I	2.650%	4/8/22	340	338
5	Metropolitan Life Global Funding I	3.450%	12/18/26	640	649
5	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,142
5	New York Life Global Funding	2.900%	1/17/24	810	815
5	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,618
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	638
5	Teachers Insurance & Annuity Association of
	America	4.900%	9/15/44	875	978
5	Teachers Insurance & Annuity Association of
	America	4.270%	5/15/47	1,145	1,176
	UnitedHealth Group Inc.	3.875%	10/15/20	601	611
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,183
	UnitedHealth Group Inc.	3.100%	3/15/26	430	430
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,247
	UnitedHealth Group Inc.	4.625%	7/15/35	350	391
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,698
	UnitedHealth Group Inc.	4.750%	7/15/45	760	855
	UnitedHealth Group Inc.	4.200%	1/15/47	215	223

UnitedHealth Group Inc.	4.250%	6/15/48	1,585	1,676

Other Finance (0.0%)
5 GTP Acquisition Partners I LLC	2.350%	6/15/20	580	574

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	520	525
Boston Properties LP	3.125%	9/1/23	355	356
Boston Properties LP	3.800%	2/1/24	45	46
Realty Income Corp.	4.650%	8/1/23	640	683
Simon Property Group LP	3.750%	2/1/24	90	94
Simon Property Group LP	3.375%	10/1/24	275	281
5 WEA Finance LLC	4.125%	9/20/28	590	612
5 WEA Finance LLC	4.625%	9/20/48	755	791
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	1,330	1,328
				253,250
Industrial (10.5%)
Basic Industry (0.1%)
International Paper Co.	4.350%	8/15/48	1,255	1,168
Nutrien Ltd.	4.200%	4/1/29	205	211
Nutrien Ltd.	5.000%	4/1/49	335	348

Capital Goods (0.8%)
5 BAE Systems Holdings Inc.	2.850%	12/15/20	160	159
5 BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,099
Boeing Co.	5.875%	2/15/40	175	219
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,354
Caterpillar Inc.	3.900%	5/27/21	1,170	1,203
Caterpillar Inc.	2.600%	6/26/22	705	704
Caterpillar Inc.	3.400%	5/15/24	810	839
General Dynamics Corp.	2.875%	5/11/20	1,505	1,510
General Dynamics Corp.	3.875%	7/15/21	355	363
General Electric Co.	2.700%	10/9/22	210	206
General Electric Co.	3.100%	1/9/23	360	358
Honeywell International Inc.	4.250%	3/1/21	1,002	1,032
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,339
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,465
John Deere Capital Corp.	3.450%	3/13/25	1,200	1,234
Lockheed Martin Corp.	2.900%	3/1/25	610	606
Lockheed Martin Corp.	4.500%	5/15/36	211	229
Lockheed Martin Corp.	4.700%	5/15/46	376	422
Lockheed Martin Corp.	4.090%	9/15/52	144	146
Parker-Hannifin Corp.	4.450%	11/21/44	450	478
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,053
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,696
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	865
Stanley Black & Decker Inc.	4.850%	11/15/48	685	766
United Technologies Corp.	3.100%	6/1/22	535	539
United Technologies Corp.	4.125%	11/16/28	1,125	1,169
United Technologies Corp.	6.050%	6/1/36	675	802
United Technologies Corp.	4.450%	11/16/38	275	285
United Technologies Corp.	4.500%	6/1/42	787	811
United Technologies Corp.	3.750%	11/1/46	163	150

Communication (1.6%)
America Movil SAB de CV	3.125%	7/16/22	1,880	1,890

	America Movil SAB de CV	6.125%	3/30/40	390	487
	American Tower Corp.	3.450%	9/15/21	1,125	1,138
	American Tower Corp.	5.000%	2/15/24	220	237
	American Tower Corp.	4.400%	2/15/26	450	470
	AT&T Inc.	2.450%	6/30/20	225	224
	AT&T Inc.	4.600%	2/15/21	100	103
	AT&T Inc.	4.900%	8/15/37	130	131
	AT&T Inc.	4.850%	3/1/39	846	851
	CBS Corp.	4.300%	2/15/21	675	688
	Comcast Corp.	3.600%	3/1/24	2,900	2,981
	Comcast Corp.	3.375%	2/15/25	70	71
	Comcast Corp.	2.350%	1/15/27	540	505
	Comcast Corp.	4.250%	1/15/33	1,032	1,093
	Comcast Corp.	4.200%	8/15/34	730	758
	Comcast Corp.	5.650%	6/15/35	110	129
	Comcast Corp.	4.400%	8/15/35	877	920
	Comcast Corp.	6.500%	11/15/35	115	145
	Comcast Corp.	6.400%	5/15/38	27	34
	Comcast Corp.	4.600%	10/15/38	1,335	1,428
	Comcast Corp.	4.650%	7/15/42	1,290	1,370
	Comcast Corp.	4.500%	1/15/43	500	518
	Comcast Corp.	4.750%	3/1/44	876	949
	Comcast Corp.	4.600%	8/15/45	1,198	1,270
	Comcast Corp.	3.969%	11/1/47	252	244
	Comcast Corp.	4.000%	3/1/48	345	336
	Comcast Corp.	4.700%	10/15/48	1,320	1,431
	Comcast Corp.	3.999%	11/1/49	602	585
	Comcast Corp.	4.049%	11/1/52	187	180
	Comcast Corp.	4.950%	10/15/58	1,020	1,125
5	Cox Communications Inc.	3.250%	12/15/22	720	724
5	Cox Communications Inc.	2.950%	6/30/23	145	144
5	Cox Communications Inc.	3.150%	8/15/24	181	180
5	Cox Communications Inc.	4.800%	2/1/35	1,540	1,455
5	Cox Communications Inc.	6.450%	12/1/36	45	48
5	Cox Communications Inc.	4.600%	8/15/47	125	119
	Crown Castle International Corp.	3.650%	9/1/27	285	281
	Crown Castle International Corp.	3.800%	2/15/28	235	233
5	Fox Corp.	5.576%	1/25/49	275	311
5	NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,529
	NBCUniversal Media LLC	4.375%	4/1/21	600	619
	NBCUniversal Media LLC	2.875%	1/15/23	240	241
	NBCUniversal Media LLC	4.450%	1/15/43	309	319
	Orange SA	4.125%	9/14/21	1,740	1,800
	Orange SA	9.000%	3/1/31	530	765
5	SK Telecom Co. Ltd.	3.750%	4/16/23	385	394
5	Sky Ltd.	2.625%	9/16/19	975	973
5	Sky plc	3.750%	9/16/24	1,435	1,489
2,5 Sprint Spectrum Co. LLC / Sprint Spectrum
	Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	3/20/25	1,300	1,315
	Time Warner Cable LLC	8.250%	4/1/19	364	364
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	110
	Verizon Communications Inc.	3.500%	11/1/21	728	742
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,587
	Verizon Communications Inc.	4.750%	11/1/41	290	305
	Verizon Communications Inc.	4.862%	8/21/46	1,151	1,229
	Verizon Communications Inc.	5.012%	4/15/49	647	706
	Verizon Communications Inc.	4.672%	3/15/55	525	537

	Vodafone Group plc	4.125%	5/30/25	330	336
	Vodafone Group plc	5.000%	5/30/38	50	50
	Vodafone Group plc	5.250%	5/30/48	1,130	1,132
5	Walt Disney Co.	3.000%	9/15/22	245	248
	Walt Disney Co.	4.125%	6/1/44	560	594
	Warner Media LLC	3.600%	7/15/25	625	623

	Consumer Cyclical (1.2%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,091
	Alibaba Group Holding Ltd.	3.400%	12/6/27	3,470	3,413
5	Alimentation Couche-Tard Inc.	3.550%	7/26/27	2,450	2,382
	Amazon.com Inc.	2.500%	11/29/22	885	883
	Amazon.com Inc.	2.800%	8/22/24	715	715
	Amazon.com Inc.	4.800%	12/5/34	995	1,157
	Amazon.com Inc.	4.950%	12/5/44	580	692
	Amazon.com Inc.	4.250%	8/22/57	1,385	1,497
	AutoZone Inc.	3.700%	4/15/22	1,371	1,397
5	BMW US Capital LLC	2.000%	4/11/21	585	576
5	BMW US Capital LLC	2.250%	9/15/23	2,500	2,431
5	BMW US Capital LLC	2.800%	4/11/26	151	145
5	Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,571
5	Daimler Finance North America LLC	2.200%	5/5/20	470	466
5	Daimler Finance North America LLC	2.450%	5/18/20	155	154
5	Daimler Finance North America LLC	2.300%	2/12/21	945	934
5	Daimler Finance North America LLC	3.250%	8/1/24	160	159
	Ford Motor Credit Co. LLC	3.157%	8/4/20	710	706
	General Motors Financial Co. Inc.	3.550%	4/9/21	455	457
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,554
	Home Depot Inc.	2.700%	4/1/23	720	723
	Home Depot Inc.	3.900%	12/6/28	290	307
	Home Depot Inc.	4.400%	3/15/45	780	837
	Home Depot Inc.	4.500%	12/6/48	345	382
5	Hyundai Capital America	2.550%	4/3/20	790	785
5,6 Hyundai Capital America, 3M USD LIBOR +
	0.940%	3.744%	7/8/21	1,400	1,394
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,263
	Lowe's Cos. Inc.	6.500%	3/15/29	334	405
	McDonald's Corp.	2.625%	1/15/22	195	195
	McDonald's Corp.	3.250%	6/10/24	140	143
	McDonald's Corp.	4.875%	12/9/45	1,160	1,252
	Starbucks Corp.	4.500%	11/15/48	1,000	1,020
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	440	438
	Walmart Inc.	2.550%	4/11/23	1,250	1,249
	Walmart Inc.	3.550%	6/26/25	1,605	1,668
	Walmart Inc.	3.625%	12/15/47	380	377

	Consumer Noncyclical (3.7%)
	Allergan Funding SCS	3.450%	3/15/22	450	454
	Allergan Funding SCS	3.800%	3/15/25	575	581
	Allergan Funding SCS	4.850%	6/15/44	450	449
	Altria Group Inc.	4.750%	5/5/21	590	613
	Altria Group Inc.	2.850%	8/9/22	455	453
	Altria Group Inc.	4.800%	2/14/29	755	778
	Altria Group Inc.	4.500%	5/2/43	245	220
	Altria Group Inc.	3.875%	9/16/46	625	512
	AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,323
	Amgen Inc.	3.875%	11/15/21	310	318

Amgen Inc.	5.150%	11/15/41	945	1,012
Amgen Inc.	4.663%	6/15/51	325	325
5 Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	3,200	3,204
5 Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	2,550	2,558
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,000	2,024
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	400	413
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,780	3,743
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	635	609
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	451
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	379
Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,065
Ascension Health	3.945%	11/15/46	365	375
2 Ascension Health	4.847%	11/15/53	55	64
AstraZeneca plc	1.950%	9/18/19	390	388
AstraZeneca plc	2.375%	11/16/20	1,180	1,173
AstraZeneca plc	4.000%	1/17/29	2,345	2,433
AstraZeneca plc	6.450%	9/15/37	615	780
BAT Capital Corp.	3.557%	8/15/27	1,875	1,774
5 Bayer US Finance II LLC	4.250%	12/15/25	1,900	1,919
5 Bayer US Finance LLC	2.375%	10/8/19	200	199
5 Bayer US Finance LLC	3.000%	10/8/21	1,980	1,965
Biogen Inc.	2.900%	9/15/20	550	551
Boston Scientific Corp.	4.000%	3/1/29	195	201
Cardinal Health Inc.	2.400%	11/15/19	625	623
Cardinal Health Inc.	3.200%	3/15/23	1,065	1,060
Cardinal Health Inc.	3.079%	6/15/24	320	312
Cardinal Health Inc.	3.500%	11/15/24	580	574
Cardinal Health Inc.	4.500%	11/15/44	665	593
5 Cargill Inc.	4.307%	5/14/21	2,092	2,155
5 Cargill Inc.	6.875%	5/1/28	645	789
5 Cargill Inc.	4.760%	11/23/45	635	719
Catholic Health Initiatives Colorado	4.200%	8/1/23	535	554
2 Catholic Health Initiatives Colorado	4.350%	11/1/42	496	471
Celgene Corp.	2.250%	5/15/19	160	160
Celgene Corp.	3.550%	8/15/22	475	483
Coca-Cola European Partners plc	3.500%	9/15/20	500	503
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	877
Colgate-Palmolive Co.	7.600%	5/19/25	480	602
CommonSpirit Health	2.950%	11/1/22	535	531
Conagra Brands Inc.	4.600%	11/1/25	220	231
Conagra Brands Inc.	5.300%	11/1/38	655	662
Constellation Brands Inc.	2.700%	5/9/22	65	64
CVS Health Corp.	2.750%	12/1/22	965	952
CVS Health Corp.	4.875%	7/20/35	315	317
CVS Health Corp.	5.125%	7/20/45	1,380	1,403
CVS Health Corp.	5.050%	3/25/48	615	621
Diageo Capital plc	2.625%	4/29/23	1,230	1,227
Diageo Investment Corp.	2.875%	5/11/22	525	528
Dignity Health California	2.637%	11/1/19	140	140
Dignity Health California	3.812%	11/1/24	560	571
Eli Lilly & Co.	3.700%	3/1/45	635	626
5 EMD Finance LLC	2.950%	3/19/22	605	602
5 Forest Laboratories Inc.	4.875%	2/15/21	268	274
Gilead Sciences Inc.	2.550%	9/1/20	615	614
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,043

Gilead Sciences Inc.	3.500%	2/1/25	560	571
Gilead Sciences Inc.	4.500%	2/1/45	825	829
Gilead Sciences Inc.	4.750%	3/1/46	195	204
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	386
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,396
5 Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,699
Kaiser Foundation Hospitals	3.500%	4/1/22	560	574
Kaiser Foundation Hospitals	3.150%	5/1/27	490	492
Kaiser Foundation Hospitals	4.875%	4/1/42	365	422
Kraft Heinz Foods Co.	3.000%	6/1/26	530	497
Kraft Heinz Foods Co.	5.000%	7/15/35	230	226
Kraft Heinz Foods Co.	4.375%	6/1/46	2,485	2,156
Kroger Co.	3.850%	8/1/23	270	278
Kroger Co.	4.000%	2/1/24	540	556
McKesson Corp.	2.700%	12/15/22	195	193
McKesson Corp.	2.850%	3/15/23	190	188
McKesson Corp.	3.796%	3/15/24	305	311
Medtronic Inc.	3.150%	3/15/22	1,690	1,721
Medtronic Inc.	3.625%	3/15/24	270	280
Medtronic Inc.	3.500%	3/15/25	2,196	2,262
Medtronic Inc.	4.375%	3/15/35	249	271
Memorial Sloan-Kettering Cancer Center New
York	4.125%	7/1/52	310	322
Memorial Sloan-Kettering Cancer Center New
York	4.200%	7/1/55	280	297
Merck & Co. Inc.	2.350%	2/10/22	790	789
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,188
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,213
Merck & Co. Inc.	3.400%	3/7/29	1,470	1,508
Merck & Co. Inc.	4.150%	5/18/43	760	807
Merck & Co. Inc.	4.000%	3/7/49	1,915	1,991
Mercy Health	4.302%	7/1/28	440	473
Molson Coors Brewing Co.	3.500%	5/1/22	690	695
Mylan NV	3.950%	6/15/26	1,675	1,599
New York & Presbyterian Hospital	4.024%	8/1/45	735	769
Novartis Capital Corp.	3.400%	5/6/24	415	429
Novartis Capital Corp.	4.400%	5/6/44	640	708
Partners Healthcare System Massachusetts	3.443%	7/1/21	50	51
PepsiCo Inc.	2.750%	3/5/22	670	676
PepsiCo Inc.	2.375%	10/6/26	1,945	1,866
PepsiCo Inc.	4.000%	3/5/42	845	879
PepsiCo Inc.	3.450%	10/6/46	1,215	1,173
Pfizer Inc.	3.000%	6/15/23	755	768
Pfizer Inc.	3.000%	12/15/26	725	725
Pfizer Inc.	3.450%	3/15/29	2,165	2,222
Pfizer Inc.	4.100%	9/15/38	1,505	1,579
Philip Morris International Inc.	4.500%	3/26/20	250	254
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,054
Philip Morris International Inc.	2.500%	8/22/22	575	570
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,139
Philip Morris International Inc.	3.375%	8/11/25	424	428
Philip Morris International Inc.	4.875%	11/15/43	145	151
2 Procter & Gamble - Esop	9.360%	1/1/21	456	484
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	490	471

2 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	325	327
5 Roche Holdings Inc.	2.875%	9/29/21	850	855
5 Roche Holdings Inc.	2.375%	1/28/27	1,650	1,575
Sanofi	4.000%	3/29/21	1,130	1,161
5 Sigma Alimentos SA de CV	4.125%	5/2/26	510	500
5 South Carolina Electric & Gas Co.	2.750%	6/15/20	550	548
5 South Carolina Electric & Gas Co.	3.250%	6/7/22	1,480	1,478
5 South Carolina Electric & Gas Co.	3.500%	6/15/22	235	237
SSM Health Care Corp.	3.823%	6/1/27	940	955
Stanford Health Care	3.795%	11/15/48	235	236
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	980	876
Unilever Capital Corp.	4.250%	2/10/21	2,805	2,891

Energy (1.0%)
5 BG Energy Capital plc	4.000%	10/15/21	555	570
5 BG Energy Capital plc	5.125%	10/15/41	600	679
BP Capital Markets America Inc.	4.500%	10/1/20	400	411
BP Capital Markets America Inc.	3.245%	5/6/22	650	661
BP Capital Markets plc	2.315%	2/13/20	160	159
BP Capital Markets plc	3.062%	3/17/22	1,100	1,111
BP Capital Markets plc	2.500%	11/6/22	500	497
BP Capital Markets plc	3.994%	9/26/23	420	440
BP Capital Markets plc	3.814%	2/10/24	1,700	1,768
BP Capital Markets plc	3.506%	3/17/25	1,280	1,305
Chevron Corp.	3.191%	6/24/23	1,235	1,263
ConocoPhillips Co.	4.950%	3/15/26	115	128
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	476
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	125	135
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,603	1,667
Energy Transfer Operating LP	5.250%	4/15/29	1,375	1,476
Enterprise Products Operating LLC	4.250%	2/15/48	730	711
EOG Resources Inc.	5.625%	6/1/19	425	426
Exxon Mobil Corp.	2.726%	3/1/23	320	323
Exxon Mobil Corp.	3.043%	3/1/26	225	228
Exxon Mobil Corp.	4.114%	3/1/46	320	345
Noble Energy Inc.	4.150%	12/15/21	425	435
Occidental Petroleum Corp.	2.700%	2/15/23	250	250
Occidental Petroleum Corp.	3.400%	4/15/26	240	245
5 Schlumberger Holdings Corp.	3.000%	12/21/20	800	803
5 Schlumberger Investment SA	2.400%	8/1/22	630	623
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,162
Shell International Finance BV	4.125%	5/11/35	1,130	1,202
Shell International Finance BV	5.500%	3/25/40	345	428
Shell International Finance BV	4.375%	5/11/45	2,500	2,719
Suncor Energy Inc.	5.950%	12/1/34	500	603
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,257
Total Capital International SA	2.700%	1/25/23	885	885
Total Capital International SA	3.750%	4/10/24	1,400	1,460
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,240
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,353

Other Industrial (0.1%)
2 Johns Hopkins University Maryland	4.083%	7/1/53	690	746
5 SBA Tower Trust	3.168%	4/11/22	1,330	1,326
5 SBA Tower Trust	3.448%	3/15/23	705	708

2,5 SBA Tower Trust		2.898%	10/15/44	1,205	1,204

	Technology (1.5%)
	Apple Inc.	3.000%	2/9/24	620	628
	Apple Inc.	3.450%	5/6/24	1,000	1,033
	Apple Inc.	2.850%	5/11/24	1,225	1,229
	Apple Inc.	2.750%	1/13/25	590	587
	Apple Inc.	3.250%	2/23/26	1,020	1,039
	Apple Inc.	2.450%	8/4/26	1,170	1,133
	Apple Inc.	3.350%	2/9/27	1,545	1,575
	Apple Inc.	3.200%	5/11/27	1,065	1,075
	Apple Inc.	2.900%	9/12/27	2,250	2,220
	Apple Inc.	3.850%	5/4/43	430	438
	Apple Inc.	4.450%	5/6/44	120	132
	Apple Inc.	3.850%	8/4/46	985	997
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.625%	1/15/24	1,380	1,377
	Cisco Systems Inc.	2.500%	9/20/26	431	418
	Intel Corp.	2.875%	5/11/24	800	805
	Intel Corp.	4.100%	5/19/46	1,360	1,433
	International Business Machines Corp.	3.375%	8/1/23	1,750	1,787
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,256
	Microsoft Corp.	3.625%	12/15/23	500	523
	Microsoft Corp.	2.875%	2/6/24	1,385	1,402
	Microsoft Corp.	2.700%	2/12/25	760	759
	Microsoft Corp.	3.125%	11/3/25	845	865
	Microsoft Corp.	2.400%	8/8/26	1,890	1,835
	Microsoft Corp.	3.500%	2/12/35	605	615
	Microsoft Corp.	3.450%	8/8/36	1,725	1,744
	Microsoft Corp.	4.100%	2/6/37	1,225	1,334
	Microsoft Corp.	4.450%	11/3/45	380	431
	Microsoft Corp.	3.700%	8/8/46	1,615	1,652
	Microsoft Corp.	4.250%	2/6/47	2,500	2,790
	Oracle Corp.	2.800%	7/8/21	375	377
	Oracle Corp.	2.500%	5/15/22	1,210	1,206
	Oracle Corp.	2.950%	11/15/24	2,190	2,197
	Oracle Corp.	2.950%	5/15/25	355	354
	Oracle Corp.	3.250%	11/15/27	3,065	3,083
	Oracle Corp.	4.000%	11/15/47	895	900
	QUALCOMM Inc.	2.600%	1/30/23	705	697
	QUALCOMM Inc.	2.900%	5/20/24	1,020	1,003
5	Tencent Holdings Ltd.	3.595%	1/19/28	2,495	2,457

	Transportation (0.5%)
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	571
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,704
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	220	224
2	Continental Airlines 2007-1 Class A Pass
	Through Trust	5.983%	10/19/23	643	677
	CSX Corp.	4.300%	3/1/48	445	452
5	ERAC USA Finance LLC	2.350%	10/15/19	610	608
5	ERAC USA Finance LLC	4.500%	8/16/21	325	335
5	ERAC USA Finance LLC	3.300%	10/15/22	40	40
5	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,461
5	ERAC USA Finance LLC	5.625%	3/15/42	340	384
2	Federal Express Corp. 1998 Pass Through
	Trust	6.720%	1/15/22	443	464

FedEx Corp.	2.700%	4/15/23	255	252
FedEx Corp.	4.100%	4/15/43	500	456
FedEx Corp.	5.100%	1/15/44	305	317
Kansas City Southern	4.950%	8/15/45	480	517
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.950%	3/10/25	1,435	1,437
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	4.450%	1/29/26	925	945
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	256	270
Union Pacific Corp.	3.700%	3/1/29	505	519
Union Pacific Corp.	4.300%	3/1/49	625	646
Union Pacific Corp.	3.799%	10/1/51	666	620
2 United Airlines 2018-1 Class B Pass Through
Trust	4.600%	3/1/26	208	210
United Parcel Service Inc.	2.450%	10/1/22	425	424
United Parcel Service Inc.	4.875%	11/15/40	150	167
				307,569
Utilities (2.4%)
Electric (2.1%)
Alabama Power Co.	5.200%	6/1/41	120	135
Alabama Power Co.	4.100%	1/15/42	215	213
Alabama Power Co.	3.750%	3/1/45	630	613
Alabama Power Co.	4.300%	7/15/48	775	823
Ameren Illinois Co.	3.800%	5/15/28	590	618
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,168
Ameren Illinois Co.	3.700%	12/1/47	140	138
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,160	1,459
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,711
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	212
Commonwealth Edison Co.	2.950%	8/15/27	645	632
Commonwealth Edison Co.	4.350%	11/15/45	220	236
Commonwealth Edison Co.	3.650%	6/15/46	175	171
Commonwealth Edison Co.	4.000%	3/1/48	480	492
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,040
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	74
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	1,936
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	680	715
Delmarva Power & Light Co.	3.500%	11/15/23	305	314
Dominion Energy Inc.	2.962%	7/1/19	495	495
Dominion Energy Inc.	5.200%	8/15/19	750	756
Dominion Energy Inc.	2.579%	7/1/20	640	637
Dominion Energy Inc.	4.600%	3/15/49	875	908
DTE Energy Co.	3.800%	3/15/27	250	252
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,117
Duke Energy Carolinas LLC	6.100%	6/1/37	391	492
Duke Energy Carolinas LLC	3.700%	12/1/47	470	460
Duke Energy Corp.	2.650%	9/1/26	315	300
Duke Energy Corp.	4.800%	12/15/45	1,200	1,287
Duke Energy Corp.	3.750%	9/1/46	265	248
Duke Energy Florida LLC	6.350%	9/15/37	200	265
Duke Energy Progress LLC	6.300%	4/1/38	365	479
Duke Energy Progress LLC	4.100%	3/15/43	118	122
Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,139
Emera US Finance LP	3.550%	6/15/26	352	348
Entergy Louisiana LLC	3.120%	9/1/27	410	404
Eversource Energy	4.500%	11/15/19	90	91

Eversource Energy	2.900%	10/1/24	690	683
Eversource Energy	3.150%	1/15/25	110	110
Eversource Energy	3.300%	1/15/28	400	395
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,219
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,141
Florida Power & Light Co.	5.950%	2/1/38	785	1,010
Florida Power & Light Co.	5.690%	3/1/40	675	852
Florida Power & Light Co.	3.700%	12/1/47	480	477
Fortis Inc.	3.055%	10/4/26	1,195	1,143
Georgia Power Co.	5.400%	6/1/40	205	218
Georgia Power Co.	4.750%	9/1/40	988	1,026
Georgia Power Co.	4.300%	3/15/42	1,646	1,637
Indiana Michigan Power Co.	4.250%	8/15/48	415	425
5 Massachusetts Electric Co.	5.900%	11/15/39	585	718
MidAmerican Energy Co.	4.250%	5/1/46	45	48
MidAmerican Energy Co.	4.250%	7/15/49	315	335
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	415	417
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,025
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	260	260
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	886
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	390
5 Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,062
Northern States Power Co.	6.250%	6/1/36	2,000	2,593
Oglethorpe Power Corp.	5.950%	11/1/39	170	199
Oglethorpe Power Corp.	4.550%	6/1/44	50	49
Oglethorpe Power Corp.	4.250%	4/1/46	537	505
Oglethorpe Power Corp.	5.250%	9/1/50	630	688
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	82
PacifiCorp	6.250%	10/15/37	2,000	2,548
Potomac Electric Power Co.	3.050%	4/1/22	460	460
Potomac Electric Power Co.	6.500%	11/15/37	750	977
San Diego Gas & Electric Co.	6.000%	6/1/26	600	677
San Diego Gas & Electric Co.	4.150%	5/15/48	500	502
Sierra Pacific Power Co.	3.375%	8/15/23	850	866
Sierra Pacific Power Co.	2.600%	5/1/26	221	212
South Carolina Electric & Gas Co.	4.250%	8/15/28	685	736
South Carolina Electric & Gas Co.	6.625%	2/1/32	138	173
South Carolina Electric & Gas Co.	5.300%	5/15/33	44	50
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,260	1,551
South Carolina Electric & Gas Co.	5.450%	2/1/41	95	113
South Carolina Electric & Gas Co.	4.350%	2/1/42	88	93
South Carolina Electric & Gas Co.	4.600%	6/15/43	202	219
South Carolina Electric & Gas Co.	5.100%	6/1/65	715	823
Southern California Edison Co.	2.400%	2/1/22	170	165
Southern California Edison Co.	3.700%	8/1/25	90	90
Southern California Edison Co.	6.000%	1/15/34	1,000	1,150
Southern California Edison Co.	5.550%	1/15/37	2,250	2,470
Southern California Edison Co.	6.050%	3/15/39	55	64
Southern California Edison Co.	4.050%	3/15/42	432	408
Southern California Edison Co.	3.900%	3/15/43	244	224
Southern California Edison Co.	4.650%	10/1/43	460	469
Southern California Edison Co.	3.600%	2/1/45	141	124
Southern California Edison Co.	4.000%	4/1/47	7	7
Southern California Edison Co.	4.125%	3/1/48	271	259
Southern Co.	2.950%	7/1/23	1,280	1,276

Southwestern Electric Power Co.	6.200%	3/15/40	400	489
Southwestern Public Service Co.	3.700%	8/15/47	102	98
Virginia Electric & Power Co.	2.750%	3/15/23	690	688
Virginia Electric & Power Co.	3.500%	3/15/27	435	442
Wisconsin Electric Power Co.	5.700%	12/1/36	690	844

Natural Gas (0.3%)
5 Boston Gas Co.	3.150%	8/1/27	140	137
5 Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,779
CenterPoint Energy Resources Corp.	4.500%	1/15/21	105	108
5 Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	455	389
5 KeySpan Gas East Corp.	2.742%	8/15/26	670	641
NiSource Finance Corp.	5.250%	2/15/43	390	429
NiSource Finance Corp.	4.800%	2/15/44	1,355	1,428
Sempra Energy	2.875%	10/1/22	750	739
Sempra Energy	3.250%	6/15/27	1,095	1,048
Southern California Gas Co.	2.600%	6/15/26	820	780

Other Utility (0.0%)
American Water Capital Corp.	2.950%	9/1/27	540	531
American Water Capital Corp.	4.200%	9/1/48	810	851
				71,220
Total Corporate Bonds (Cost $615,020)				632,039
Sovereign Bonds (1.6%)
5 CDP Financial Inc.	4.400%	11/25/19	1,000	1,011
5 Electricite de France SA	4.600%	1/27/20	1,200	1,218
5 Electricite de France SA	4.875%	9/21/38	2,400	2,445
5 Electricite de France SA	4.875%	1/22/44	50	51
5 Electricite de France SA	4.950%	10/13/45	400	407
Equinor ASA	2.250%	11/8/19	580	579
Equinor ASA	2.900%	11/8/20	1,410	1,417
Equinor ASA	2.750%	11/10/21	850	855
Equinor ASA	2.450%	1/17/23	382	380
Equinor ASA	2.650%	1/15/24	360	359
Equinor ASA	3.700%	3/1/24	640	668
Equinor ASA	3.250%	11/10/24	795	814
Export-Import Bank of Korea	1.750%	5/26/19	2,000	1,997
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,491
7 Japan Bank for International Cooperation	2.250%	2/24/20	1,190	1,187
7 Japan Bank for International Cooperation	2.125%	6/1/20	882	878
7 Japan Bank for International Cooperation	2.125%	7/21/20	1,100	1,095
5 Kingdom of Saudi Arabia	2.375%	10/26/21	850	836
5 Kingdom of Saudi Arabia	2.875%	3/4/23	1,340	1,327
5 Kingdom of Saudi Arabia	4.000%	4/17/25	1,245	1,277
Korea Development Bank	2.500%	3/11/20	2,000	1,994
Petroleos Mexicanos	6.350%	2/12/48	350	309
Province of Ontario	2.500%	4/27/26	2,150	2,118
Province of Quebec	2.500%	4/20/26	3,820	3,778
5 Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	1,615	1,607
5 Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	1,615	1,600
5 Sinopec Group Overseas Development 2017
Ltd.	3.000%	4/12/22	850	845
5 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,305

5 State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,535
5 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	778
5 State of Qatar	5.250%	1/20/20	1,665	1,694
5 State of Qatar	2.375%	6/2/21	1,590	1,568
5 State of Qatar	3.875%	4/23/23	1,985	2,042
5 State of Qatar	4.000%	3/14/29	851	877
5 State of Qatar	5.103%	4/23/48	820	901
5 Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,117
5 Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,071
Total Sovereign Bonds (Cost $45,616)				46,431
Taxable Municipal Bonds (1.6%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	130	137
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	685	977
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,568
California GO	5.700%	11/1/21	185	200
California GO	7.500%	4/1/34	155	224
California GO	7.550%	4/1/39	740	1,124
California GO	7.300%	10/1/39	300	434
California GO	7.350%	11/1/39	2,000	2,911
California GO	7.625%	3/1/40	35	53
California GO	7.600%	11/1/40	790	1,226
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	271
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	546
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	567
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	50	63
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.899%	12/1/40	695	913
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	1,560	2,049
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,002
Georgetown University	4.315%	4/1/49	205	225
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	1,791	2,016
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	233	280
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,015	1,217
Houston TX GO	6.290%	3/1/32	400	478
Illinois GO	5.100%	6/1/33	1,235	1,214
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	966
8 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,358
Los Angeles CA Community College District
GO	6.750%	8/1/49	405	612
Los Angeles CA Unified School District GO	5.750%	7/1/34	610	750
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	702

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,266
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	616
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	875
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15	20
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	70	95
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	486
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	574
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	2,315	2,294
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,480	2,202
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	845
Oregon GO	5.902%	8/1/38	490	618
8 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,297
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	377
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	329
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,175	1,316
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	640	753
Regents of the University of California
Revenue	3.063%	7/1/25	1,280	1,303
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	1,000	1,076
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	407
University of California	3.349%	7/1/29	630	647
University of California Regents Medical
Center Revenue	6.548%	5/15/48	295	410
University of California Regents Medical
Center Revenue	6.583%	5/15/49	765	1,059
University of California Revenue	4.601%	5/15/31	590	658
University of California Revenue	5.770%	5/15/43	1,010	1,286
University of California Revenue	4.765%	5/15/44	145	155
University of California Revenue	3.931%	5/15/45	570	584
Total Taxable Municipal Bonds (Cost $41,935)				47,750

			Shares
Temporary Cash Investments (2.7%)
Money Market Fund (0.4%)
9,10 Vanguard Market Liquidity Fund	2.554%		117,785	11,781

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (2.3%)
RBS Securities, Inc.
(Dated 3/29/19, Repurchase Value
$66,314,000, collateralized by U.S.
Treasury Note/Bond 0.125%, 4/15/19-
7/15/24, with a value of $67,626,000)	2.550%	4/1/19	66,300	66,300
Total Temporary Cash Investments (Cost $78,081)				78,081
Total Investments (100.5%) (Cost $2,479,381)				2,944,151
Other Asset and Liabilities-Net (-0.5%)10				(15,622)
Net Assets (100%)				2,928,529

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,402,000.
§ Security value determined using significant unobservable inputs.
1 Securities with a value of $505,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2019.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $176,135,000, representing 6.0% of net assets.
6 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Guaranteed by the Government of Japan.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Includes $11,770,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Inter-bank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts	Notional Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2019	256	29,652	297
2-Year U.S. Treasury Note	June 2019	58	12,359	46
				343

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2019	(34)	(5,712)	(215)
				(128)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies
(for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default
(including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged.
Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The portfolio had no open forward currency contracts at March 31, 2019.

E. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio had no open swap contracts at March 31, 2019.

F. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master
Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default
(including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

G. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-
roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future.
The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

H. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties.
Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

I. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,683,776	224,510	—
U.S. Government and Agency Obligations	—	189,674	2,504
Asset-Backed/Commercial Mortgage-Backed Securities	—	38,526	860
Corporate Bonds	—	632,039	—
Sovereign Bonds	—	46,431	—
Taxable Municipal Bonds	—	47,750	—
Temporary Cash Investments	11,781	66,300	—
Futures Contracts—Assets[1]	86	—	—
Futures Contracts—Liabilities[1]	(73)	—	—
Total	1,695,570	1,245,230	3,364
1 Represents variation margin on the last day of the reporting period.